Business segment information - Distribution of Income from Operations, Excluding Restructuring by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	$ 75,038	$ 106,090	$ 181,329	$ 208,036
Ireland
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	56,744	78,052	130,679	148,673
Rest of Europe
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	7,120	5,663	17,816	11,513
U.S.
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	9,377	16,300	23,268	33,407
Rest of World
Segment Reporting Information [Line Items]
Operating income (loss) excluding restructuring	$ 1,797	$ 6,075	$ 9,566	$ 14,443